Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net profit for the year	£ 1,667	£ 1,169	£ 1,014
Items that will not be reclassified to profit or loss:
Actuarial gains/(losses) on defined benefit pension schemes	233	(262)	157
Tax on items that will not be reclassified to profit or loss	(59)	45	(34)
Total items that will not be reclassified to profit or loss	174	(217)	123
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(507)	670	99
Fair value movements on cash flow hedges	137	(165)	(104)
Transfer to net profit from cash flow hedge reserve	25	46	29
Tax on items that may be reclassified to profit or loss	(30)	19	18
Total items that may be reclassified to profit or loss	(375)	570	42
Other comprehensive (loss)/income for the year	(201)	353	165
Total comprehensive income for the year	1,466	1,522	1,179
Attributable to:
RELX PLC and RELX NV shareholders	1,458	1,514	1,173
Non-controlling interests	8	8	6
Total comprehensive income for the year	£ 1,466	£ 1,522	£ 1,179